SHARE-BASED COMPENSATION PLAN - Phantom Stock Options Outstanding (Details) - PSO	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
SHARE-BASED COMPENSATION PLAN
Quantity of outstanding options granted	9,728,425	7,583,185	5,415,754	5,772,356
Exercise date April 1, 2019
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 42.81
Quantity of outstanding options granted	39,461
Exercise date April 1, 2020
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.50
Quantity of outstanding options granted	93,619
Exercise date May 1, 2020
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 38.34
Quantity of outstanding options granted	890,542
Exercise date March 1, 2020
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 57.88
Quantity of outstanding options granted	545,861
Grant date April 1, 2021 [Member]
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 64.12
Quantity of outstanding options granted	1,163,149
Grant date July 1, 2021 [Member]
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 67.72
Quantity of outstanding options granted	8,516
Grant date august 2, 2021
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 63.73
Quantity of outstanding options granted	3,969
Grant date October 1, 2021
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 58.05
Quantity of outstanding options granted	2,524
Grant date January 17, 2022
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 55.18
Quantity of outstanding options granted	68,099
Grant date March 1, 2022
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 56.52
Quantity of outstanding options granted	794,178
Grant date April 1, 2022
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 58.64
Quantity of outstanding options granted	2,624,219
Grant date June 2, 2022
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 55.43
Quantity of outstanding options granted	3,789
Grant date August 1, 2022
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 51.00
Quantity of outstanding options granted	3,832
Grant date October 1, 2022 [Member]
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 47.71
Quantity of outstanding options granted	192,605
Grant date September 1, 2022
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 49.69
Quantity of outstanding options granted	15,094
Grant date February 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 50.46
Quantity of outstanding options granted	1,328
Exercise date March 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 50.59
Quantity of outstanding options granted	1,050,901
Exercise date April 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 48.06
Quantity of outstanding options granted	2,152,208
Grant date June 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 47.18
Quantity of outstanding options granted	1,842
Grant date July 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 44.07
Quantity of outstanding options granted	20,751
Grant date July 10, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 43.86
Quantity of outstanding options granted	9,120
Grant date July 11, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 43.82
Quantity of outstanding options granted	34,231
Grant date October 1, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 45.79
Quantity of outstanding options granted	6,552
Grant date October 3, 2023
SHARE-BASED COMPENSATION PLAN
Fair value on the grant date | R$	R$ 48.15
Quantity of outstanding options granted	2,035